Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party [Abstract]
Related Parties
16.	RELATED PARTIES
The Company’s related parties include the Operator of the GK Mine, Dermot Desmond, Dunebridge Worldwide Ltd. and Vertigol Unlimited Company (“Vertigol”) (corporations ultimately beneficially owned by Dermot Desmond), key management and their close family members, and the Company’s directors. Dermot Desmond, indirectly through Vertigol, is the ultimate beneficial owner of greater than 10% of the Company’s shares. International Investment Underwriting (“IIU”) is also a related party since it is ultimately beneficially owned by Dermot Desmond.
Related party transactions are recorded at their exchange amount, being the amount agreed to by the parties.
The Company had the following transactions and balances with its related parties including key management personnel including the Company’s directors, Dermot Desmond, Dunebridge, Vertigol, IIU and the Operator of the GK Mine. The transactions with key management personnel are in the nature of remuneration. The transactions with the Operator of the GK Mine relate to the funding of the Company’s interest in the GK Mine for the current year’s expenditures, capital additions, management fee, and production sales related to the 49% share of fancies and special diamonds. The transactions with IIU are for the director fees of the Chairman of the Company.
In the second quarter of 2020, the Company entered into an agreement to sell up to US
$50 million of diamonds to Dunebridge. The agreement permits the Company to sell its run of mine diamonds (below 10.8 carats)
at the estimated prevailing market price at the time of each sale. The transaction also allows the Company to participate, after fees and expenses in a portion of any increase in the value of diamonds realized by D
u
nebridge upon its future sale of diamonds to a third party. Dunebridge is entitled to receive 10% annualized returns in respect to these future sales of Dunebridge diamonds, calculated with reference to each specific Dunebridge sales parcel. These fees are fixed at 10% of the amount of the future sales for the first year. In the second and third year following the date of Dunebridge diamond purchase from the Company, an additional 10% of the amount of the future sale is compounded and pro-rated based on the amount of time in each of the second and third years have passed. After three years, the agreement is effectively terminated, and any upside realized by Dunebridge will not be shared with the Company. The expenses relate to any future sale costs. Once all fees and expenses have been deducted any surplus will be shared equally between Dunebridge and the Company. The purchase price has been determined using the Company’s price book, adjusted for the estimated current underlying market conditions. As at December 31, 2020, approximately US$49.4 million of run of mine diamonds have been sold under the agreement. On September 29, 2020, the shareholders approved to have this agreement amended to increase the total sales value from US$50 million of diamonds, to US$100 million. Effective November 6, 2020, the new agreement with the incremental increase to US$100 million was executed.
At present, the sale r
elated to a portion of Dunebridge inventor
y is in the process of closing.
On September 30, 2020, the Company entered into the Dunebridge RCF for US$25 million to reassign the previous RCF, with first ranking lien terms. The Dunebridge RCF carries an interest rate of 5% per annum, and is repayable on September 30, 2021 (Note 10). The agreement included
an upfront 1% financing fee, which was paid on September 30, 2020.
Between 2014 and 2020, the Company and De Beers signed agreements allowing De Beers (“the Operator”) to utilize De Beers’ credit facilities to issue reclamation and restoration security deposits to the federal and territorial governments. In accordance with these agreements, the Company agreed to a 3% fee annually for their share of the letters of credit issued. As at December 31, 2020, the Company’s share of the letters of credit issued were $44.1 million (2019—$23.3 million).
During the year ended December 31, 2020, the Company and De Beers signed an agreement to reduce the fee from 3% to 0.3%, annually, for their share of the letters of credit issued. Furthermore, a resolution was passed by the joint venture management committee to establish a decommissioning fund, where the Company will fund $15 million in 2020, and $10 million each year for four years thereafter until the Company’s 49% share totaling $55 million is fully funded. The targeting funding over time will increase, dependent on future increases to the decommissioning and restoration liability. During the year ended December 31, 2020, the Company funded $15 million into the decommissioning fund, which
is presented as restricted cash on the balance sheet.
Failure to meet the obligations for cash calls to fund the Company’s share in the GK Mine may lead to dilution of the interest in the GK Mine.
The balances as at December 31, 2020 and 2019 were as follows:

	December 31,	December 31,

	2020	2019

Payable De Beers Canada Inc. as the operator of the GK Mine*	$2,789	$12,316

Payable to De Beers Canada Inc. for interest on letters of credit	550	353
Revolving credit facility with Dunebridge Worldwide Ltd.	31,813	-
Payable to key management personnel	158	567
*included in accounts payable and accrued liabilities

The transactions for the year ended December 31, 2020 and 2019 were as follows:

	Year ended	Year ended

	December 31, 2020	December 31, 2019

The total of the transactions:

International Investment and Underwriting	$23	$50

Remuneration to key management personnel	1,875	2,467

Diamonds sold to Dunebridge Worldwide Ltd.	66,671	-

Diamonds sold to De Beers Canada Inc.	12,610	12,582

Diamonds purchased from De Beers Canada Inc.	11,523	16,775

Finance costs incurred from De Beers Canada Inc.	198	701

Finance costs incurred from Dunebridge Worldwide Ltd.	852	-

Assets purchased from De Beers Canada Inc.	42	42

Management fee charged by the Operator of the GK Mine	4,368	4,153
The remuneration expense of directors and other members of key management personnel for the year ended December 31, 2020 and 2019 were as follows:

	Year ended	Year ended

	December 31, 2020	December 31, 2019

Consulting fees, payroll, director fees, bonus and other short-term benefits	$1,357	$1,903

Share-based payments	541	614

	$1,898	$2,517
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. In addition to the directors of the Company, key management personnel include the CEO and CFO.